SEGMENT REPORTING - Sales by Type of Products (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Sales	$ 76,571	$ 53,270	$ 70,615
Flat products
Disclosure of products and services [line items]
Sales	41,895	31,584	43,633
Long products
Disclosure of products and services [line items]
Sales	18,118	11,117	13,706
Tubular products
Disclosure of products and services [line items]
Sales	2,233	1,343	2,044
Mining products
Disclosure of products and services [line items]
Sales	1,860	1,451	1,165
Others
Disclosure of products and services [line items]
Sales	$ 12,465	$ 7,775	$ 10,067